Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	EIGI
Entity Registrant Name	Endurance International Group Holdings, Inc.
Entity Central Index Key	0001237746